Depreciation and Amortization Expense Associated with Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Property, Plant and Equipment [Abstract]
Depreciation	$ 229.5	$ 208.7	$ 210.6
Amortization	33.9	29.3	27.3
Depreciation and amortization expense	263.4	238.0	237.9
Depreciation and amortization expense, discontinued operations	$ 2.7	$ 2.8	$ 22.8